Significant Accounting Policies and Judgments (Tables)	9 Months Ended
Mar. 31, 2023
Accounting policies, accounting estimates and errors [Abstract]
Major Subsidiaries Over Which the Company Has Control
The Company’s principal subsidiaries during the nine months ended March 31, 2023 are as follows:

Major subsidiaries	Percentage Ownership	Functional Currency
2105657 Alberta Inc. (“2105657”)	100%	Canadian Dollar
Aurora Cannabis Enterprises Inc. (“ACE”)	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	100%	European Euro
Aurora Nordic Cannabis A/S (“Aurora Nordic”)	100%	Danish Krone
Reliva, LLC (“Reliva”)	100%	United States Dollar
TerraFarma Inc.	100%	Canadian Dollar
Whistler Medical Marijuana Corporation (“Whistler”)	100%	Canadian Dollar
Bevo Agtech Inc.	50.1%	Canadian Dollar
CannaHealth Therapeutics Inc.	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	100%	Canadian Dollar